Assumed contingent obligation related to the business combination - Narrative (Details) - GBP (£) £ in Thousands		12 Months Ended
	Sep. 19, 2006	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Assumed contingent obligation		£ 875	£ 802	£ 594
Discount percent			12.00%
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Increase in value of the assumed contingent obligation		£ 73	£ 208
Discount percent	12.00%	12.00%
Reported change to the value of the liability		£ 73	£ 200